Cash Flow Items	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash Flow Statement Text Block Abstract
Cash Flow Items
14.	Cash flow items

Adjustment for other non-cash items within operating activities:

		Year Ended
($000s)	Notes	December 31, 2022	December 31, 2021
Impairment of investment in associate	6	873	-
Equity loss of associate	6	207	221
Unrealized gain on convertible notes receivable	7	(25)	(104)
Accrued interest income on convertible notes receivable	7	(39)	(39)
Depreciation	9	84	85
Finance costs, net		72	110
Effects of exchange rate fluctuation on cash and cash equivalents	7	(3,216)	184
		(2,044)	457